LEASES (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted Average Remaining Lease Term (Years)	8 years	5 years 8 months 12 days	8 years 6 months	9 years 2 months 12 days
Weighted Average Discount Rate	11.70%	11.40%	11.70%	11.50%